Unaudited Consolidated Statement of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Preferred units Series A ($0.5625 per unit)	Preferred units Series A ($0.5625 per unit) Preferred Units Limited Partners	Preferred units Series B ($0.5313 per unit)	Preferred units Series B ($0.5313 per unit) Preferred Units Limited Partners
Beginning balance, units at Dec. 31, 2019			77,510	11,800
Beginning balance at Dec. 31, 2019	$ 1,876,975	$ 50,241	$ 1,543,598	$ 285,159	$ (57,312)	$ 55,289
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	(30,828)	(789)	(38,630)	$ 6,425		2,166
Other Comprehensive Income (Loss), Net of Tax	(53,897)				(51,145)	(2,752)
Partners' Capital Account, Distributions	15,013	300	$ 14,713				$ 2,812	$ 2,812	$ 3,613	$ 3,613
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			35
Partners' Capital Account, Unit-based Payment Arrangement, Amount	212	4	$ 208
Other (note 10d)	462	12	$ 629			(179)
Repurchase of common units (note 13), units			(1,373)
Partners' Capital Account, Treasury Units, Purchased	15,635	313	$ 15,322
Ending balance, units at Mar. 31, 2020			76,172	11,800
Ending balance at Mar. 31, 2020	$ 1,702,551	47,839	$ 1,425,960	$ 285,159	(108,457)	52,050
Increase (Decrease) in Partners' Capital [Roll Forward]
Common Stock, Dividends, Per Share, Declared	$ 0.19
Preferred Stock, Dividends Per Share, Declared							$ 0.5625		$ 0.5313
Beginning balance, units at Dec. 31, 2019			77,510	11,800
Beginning balance at Dec. 31, 2019	$ 1,876,975	50,241	$ 1,543,598	$ 285,159	(57,312)	55,289
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	18,455
Other Comprehensive Income (Loss), Net of Tax	(62,069)
Ending balance, units at Jun. 30, 2020			86,928	11,800
Ending balance at Jun. 30, 2020	1,718,487	45,868	$ 1,447,690	$ 285,159	(116,313)	56,083
Beginning balance, units at Mar. 31, 2020			76,172	11,800
Beginning balance at Mar. 31, 2020	1,702,551	47,839	$ 1,425,960	$ 285,159	(108,457)	52,050
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	49,283	713	37,796	$ 6,425		4,349
Other Comprehensive Income (Loss), Net of Tax	(8,172)				(7,856)	(316)
Partners' Capital Account, Distributions	19,432	389	$ 19,043				$ 2,812	2,812	$ 3,613	3,613
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			6
Partners' Capital Account, Unit-based Payment Arrangement, Amount	682	13	$ 669
Partners' Capital Account, Sale of Units	0	(2,308)	$ 2,308
Repurchase of common units (note 13), units			10,750
Ending balance, units at Jun. 30, 2020			86,928	11,800
Ending balance at Jun. 30, 2020	$ 1,718,487	45,868	$ 1,447,690	$ 285,159	(116,313)	56,083
Increase (Decrease) in Partners' Capital [Roll Forward]
Common Stock, Dividends, Per Share, Declared	$ 0.25
Preferred Stock, Dividends Per Share, Declared							$ 0.5625		$ 0.5313
Beginning balance, units at Dec. 31, 2020			86,951	11,800
Beginning balance at Dec. 31, 2020	$ 1,746,270	46,182	$ 1,465,408	$ 285,159	(103,836)	53,357
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	91,067	1,426	79,740	$ 6,425		3,476
Other Comprehensive Income (Loss), Net of Tax	43,804				42,461	1,343
Partners' Capital Account, Distributions	22,127	389	$ 21,738				$ 2,812	2,812	$ 3,613	3,613
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			13
Partners' Capital Account, Unit-based Payment Arrangement, Amount	342	6	$ 336
Ending balance, units at Mar. 31, 2021			86,964	11,800
Ending balance at Mar. 31, 2021	$ 1,852,931	47,225	$ 1,523,746	$ 285,159	(61,375)	58,176
Increase (Decrease) in Partners' Capital [Roll Forward]
Common Stock, Dividends, Per Share, Declared	$ 0.25
Preferred Stock, Dividends Per Share, Declared							$ 0.5625		$ 0.5313
Beginning balance, units at Dec. 31, 2020			86,951	11,800
Beginning balance at Dec. 31, 2020	$ 1,746,270	46,182	$ 1,465,408	$ 285,159	(103,836)	53,357
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	147,345
Other Comprehensive Income (Loss), Net of Tax	32,777
Ending balance, units at Jun. 30, 2021			86,984	11,800
Ending balance at Jun. 30, 2021	1,864,314	47,613	$ 1,545,448	$ 285,159	(72,272)	58,366
Increase (Decrease) in Partners' Capital [Roll Forward]
Noncontrolling Interest, Decrease from Distributions to Noncontrolling Interest Holders	(2,670)
Beginning balance, units at Mar. 31, 2021			86,964	11,800
Beginning balance at Mar. 31, 2021	1,852,931	47,225	$ 1,523,746	$ 285,159	(61,375)	58,176
Increase (Decrease) in Partners' Capital [Roll Forward]
Net (loss) income	56,278	823	46,040	$ 6,425		2,990
Other Comprehensive Income (Loss), Net of Tax	(11,027)				(10,897)	(130)
Partners' Capital Account, Distributions	25,449	447	$ 25,002				$ 2,812	$ 2,812	$ 3,613	$ 3,613
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			20
Partners' Capital Account, Unit-based Payment Arrangement, Amount	676	12	$ 664
Ending balance, units at Jun. 30, 2021			86,984	11,800
Ending balance at Jun. 30, 2021	$ 1,864,314	$ 47,613	$ 1,545,448	$ 285,159	$ (72,272)	$ 58,366
Increase (Decrease) in Partners' Capital [Roll Forward]
Common Stock, Dividends, Per Share, Declared	$ 0.2875
Preferred Stock, Dividends Per Share, Declared							$ 0.5625		$ 0.5313